Related Party Transactions - Additional Information (Detail)						12 Months Ended
	Jul. 30, 2025 USD ($)	May 08, 2024 USD ($)	May 06, 2024 USD ($) shares	May 02, 2024 USD ($)	Dec. 18, 2023 USD ($) $ / shares shares	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 02, 2025 USD ($) $ / shares
Related Party Transaction [Line Items]
Percentage of issued and outstanding shares after the initial public offering collectively held by initial stockholders					20
Payment for administrative fees						$ 360,000	$ 235,161
Other accrued liabilities						30,000	0
Promissory Note [Member]
Related Party Transaction [Line Items]
Debt instrument, fee amount						0	0
Director [Member]
Related Party Transaction [Line Items]
Non-interest expense directors fees	$ 75,000
Director compensation incurred						165,000	0
Director accrued expenses						$ 56,250	0
Sponsor [Member]
Related Party Transaction [Line Items]
Common stock, par value | $ / shares					$ 0.003
Common stock, value, issued					$ 25,000
Reimbursement to related party for office space, utilities, and secretarial and administrative support				$ 30,000
Loans payable			$ 314,295
Debt instrument periodic payment			300,000
Remaining amount of loan payable			$ 14,295
Debt instrument repaid prncipal		$ 14,295
Sponsor [Member] | Working Capital Loans [Member]
Related Party Transaction [Line Items]
Debt instrument, face amount								$ 1,500,000
Debt instrument, convertible, conversion price | $ / shares								$ 10
Post business combination conversion price per share | $ / shares						$ 10
Sponsor [Member] | Maximum [Member] | Working Capital Loans [Member]
Related Party Transaction [Line Items]
Working capital loan						$ 1,500,000
Sponsor [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Notes payable						$ 0	$ 0
Common Class A [Member]
Related Party Transaction [Line Items]
Common stock, par value | $ / shares						$ 0.0001	$ 0.0001
Class of warrant or right, exercise price of warrants or rights | $ / shares								$ 11.5
Common Class B [Member] | Founder Shares [Member]
Related Party Transaction [Line Items]
Sale of Private Placement Units (shares) | shares					7,187,500
Common stock, par value | $ / shares					$ 0.0001
Number of shares subject to forfeiture | shares			937,500
Number of shares not subject to forfeiture | shares			937,500
Promissory Note With Related Party [Member]
Related Party Transaction [Line Items]
Debt instrument, face amount					$ 600,000